[GRAPHIC]

February 28, 2003

--------------------------------------------------------------------------------
                                                          Semiannual
       Oppenheimer                                          Report
                                                         ------------
       Growth Fund                                        Management
                                                         Commentaries
--------------------------------------------------------------------------------



Fund Highlights
Performance Update
Investment Strategy Discussion
Financial Statements

"We found the greatest number of opportunities that met our investment criteria in the health care sector. Health care has been one of the few areas of the U.S. economy to remain relatively unaffected by recent pullbacks in corporate capital spending and consumer sentiment."


                                     [LOGO]
                               OppenheimerFunds[R]
                               The Right Way to Invest

HIGHLIGHTS

Fund Objective
Oppenheimer Growth Fund seeks capital appreciation.



Fund Highlight
The Fund's Class A shares ranked in the top 30% of all Large-Cap Growth Funds for the one-year period ended February 28, 2003, according to Lipper, Inc. 1

    CONTENTS

 1  Letter to Shareholders

 2  An Interview
    with Your Fund's
    Manager

 8  Financial
    Statements

25  Trustees and Officers




Cumulative Total Returns*
          For the 6-Month Period
          Ended 2/28/03

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A   -10.91%      -16.04%
---------------------------------
Class B   -11.27       -15.71
---------------------------------
Class C   -11.30       -12.19
---------------------------------
Class N    -9.96       -10.86
---------------------------------
Class Y   -10.85
---------------------------------


Average Annual Total Returns*
          For the 1-Year Period
          Ended 2/28/03

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A   -23.93%      -28.31%
---------------------------------
Class B   -24.52       -28.29
---------------------------------
Class C   -24.55       -25.31
---------------------------------
Class N   -23.21       -23.98
---------------------------------
Class Y   -23.78

1. Lipper, Inc. Lipper rankings are based on total returns, but do not consider sales charges. The Fund's Class A shares ranked #193/658, #176/311 and #62/88 for the one-, five- and 10-year periods ended 2/28/03. Lipper ranking is for the Class A share class only; other classes may have different performance characteristics. Rankings are relative peer group ratings and do not necessarily mean that the fund had high total returns. Past performance is no guarantee of future results.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 6 for further details.

LETTER TO SHAREHOLDERS

Dear Shareholder,

At OppenheimerFunds, we take very seriously the responsibility of helping you achieve your goals. We understand that your investments with us may represent a future home, a college education or retirement. In good markets and in bad, we are committed to partnering with your advisor to provide you with investment products and services that can help you reach your financial objectives.
   In recent years, many of us have seen some of our assets decrease in value--sometimes significantly--making it difficult to maintain our long-term investing plans. Shifting markets can often blindside investors and unbalance portfolios. We believe it has never been more important than it is now to allocate your assets among stocks, bonds, and other investments based on what would be most appropriate depending on your goals and risk tolerance. Diversification is key. We encourage you to hold true to your long-term goals and adhere to the time-tested investment principles of asset allocation and diversification.
   Of course, when the financial markets make major moves, portfolio changes may be necessary to adjust risk exposure, rebalance asset class allocations or seek to maintain sufficient income flows. Monitor your investments, stay informed and--most importantly--work with your financial advisor so that any adjustments ultimately support your long-term goals.
   We continue to believe in the growth, ingenuity and underlying strengths of the economy and the markets. That said, we also expect the road ahead to present new and unique challenges. We strongly believe that one of the best ways to pursue your goals is to adhere to core investment principles.
   We hope you share our convictions, and we wish you the best in 2003. Thank you for your continued confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,


/S/ JOHN V. MURPHY
------------------
John V. Murphy
February 28, 2003

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.


[PHOTO OF JOHN V. MURPHY]
John V. Murphy
President
Oppenheimer
Growth Fund



1 | OPPENHEIMER GROWTH FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

Q
How would you characterize Oppenheimer Growth Fund's performance during the six-month period that ended February 28, 2003?
A. The bear market for stocks that prevailed throughout the past six months drove most broad indices and diversified investment portfolios into negative territory. These challenging conditions undermined the Fund's performance during the period. However, the Fund's long-term performance has remained strong since late 1998 when the current management team stepped in, despite high levels of market volatility and sharply changing investment trends.

What made this such a challenging period for growth-oriented stocks?
Markets were battered during the past six months by conflicting economic and political forces. On the positive side, the U.S. economy showed signs of emerging from recession, and interest rates remained low. On the negative side, corporate capital spending remained weak, consumer sentiment declined and geopolitical uncertainties related to the U.S.-led war on terrorism sapped investor confidence. These conditions created high levels of volatility, with stock prices rising and falling in response to international political developments, as well as company-specific business results.

How did you manage the Fund in light of these conditions?
Our investment process did not waver. We remained committed to our disciplined focus on companies that we believe exhibit true internal growth, by which we mean sustainable growth generated primarily by expanding sales rather than by acquisitions, accounting gimmicks or cost reductions. That's because we believe true internal growth remains the surest path to increasing profits and rising stock prices over the long term.

[SIDEBAR]
Portfolio Manager
Bruce Bartlett



2 | OPPENHEIMER GROWTH FUND

   Our commitment to this consistent investment approach is the key reason that Oppenheimer Growth Fund has succeeded in delivering above-average returns in diverse market conditions. Although, the actual Fund performance during the period was negative, the Fund was one of only 11 out of 372 Lipper Large-Cap Growth Funds to attain top-quartile performance in both 1999 at the peak of the market's boom, as well as in 2002 during one of the worst recent periods of decline. 2 Furthermore, we achieved these results while remaining true to the growth-oriented investment style that our investors expect.

Which industries and investment areas offered the most attractive opportunities during the recent six-month period?
We found the greatest number of opportunities that met our investment criteria in the health care sector during the period. Health care has been one of the few areas of the U.S. economy to remain relatively unaffected by recent pullbacks in corporate capital spending and consumer sentiment. As a result, many health care companies have continued to exhibit the kinds of consistent earnings and revenue growth, strong unit volume demand and good visibility that we seek. We found a number of such investment opportunities among health care service providers, such as Lincare Holdings, Inc., and medical products companies, such as Varian Medical Systems, Inc. Lincare has exhibited a history of consistent, predictable revenue and earnings growth, while building dominant market share in the fragmented home respiratory services industry. Varian increased revenues by establishing a leadership position in next-generation radiological therapeutic products. 3


2. Lipper, Inc. Lipper rankings are based on total returns, but do not consider sales charges. The Fund's Class A shares ranked #81/372 in the Lipper Large-Cap Growth category for the one-year period ended 12/31/99. The Fund's Class A shares ranked #159/661 in the Lipper Large-Cap Growth category for the one-year period ended 12/31/02. Lipper ranking is for the Class A share class only; other classes may have different performance characteristics. Rankings are relative peer group ratings and do not necessarily mean that the fund had high total returns. Past performance is no guarantee of future results.
3. The Fund's holdings and allocations are subject to change. The mention of any individual security should not be taken as investor advice or a recommendation.

3 | OPPENHEIMER GROWTH FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

   We also found individual investment opportunities that met our growth criteria in a variety of other industry areas. For example, we realized strong returns from select investments in the technology sector. Dell Computer Corp., one of the few technology companies with attractive and improving top-line revenue growth, added to performance. We believe Dell's competitive position is as strong as ever, allowing this low-cost provider to take market share away from other PC suppliers. Among financials, the Fund's performance benefited from investments in growing companies such as SLM Corp., a leading provider of funding and services in the field of student loans.

What investments were most responsible for the Fund's losses?
We invested a relatively small percentage of the Fund's assets in technology and telecom companies, most of which suffered declining growth rates due to weak levels of capital spending. However, in late 2002, a speculative rise in technology stock prices led to a corresponding dip in health care stock prices when some investors chased short-term performance. Since the Fund was overweight health care and underweight technology, these events took a toll on the Fund's total returns. Performance also suffered as a result of accounting-related problems at one of the Fund's individual holdings, and an unexpected earnings shortfall at another.

What is your outlook for the coming months?
We remain cautiously optimistic regarding prospects for economic growth in light of favorable fundamental conditions, such as benign inflation rates and historically low interest rates, and encouraging business indicators, such as improvements in industrial production and increases in manufacturing activity. However, geopolitical concerns remain high, and most areas of technology and telecommunications continue to be under-

Average Annual Total Returns
with Sales Charge
For the Periods Ended 3/31/03 4

Class A
1-Year          5-Year          10-Year
----------------------------------------
-28.19%         -7.15%            4.62%

Class B                           Since
1-Year          5-Year        Inception
----------------------------------------
-28.20%         -7.07%            5.01%

Class C                           Since
1-Year          5-Year        Inception
----------------------------------------
-25.20%         -6.78%            1.55%

Class N                           Since
1-Year          5-Year        Inception
----------------------------------------
-23.85%            N/A          -19.60%

Class Y                           Since
1-Year          5-Year        Inception
----------------------------------------
-23.68%          -5.81            5.66%

4. See Notes on page 6 for further details.

4 | OPPENHEIMER GROWTH FUND
mined by overcapacity and weak levels of corporate capital spending. We believe these conflicting forces are likely to produce continuing volatility and uncertainty in the stock market for the foreseeable future.
   We believe that it is the unpredictable nature of markets that makes consistency and discipline essential to long-term investment success. That's why we remain committed to our time-tested strategy of growth investing, building the portfolio one company and one investment at a time. It is this approach that has earned Oppenheimer Growth Fund its strong record of performance, and that makes the Fund part of The Right Way to Invest.


Sector Allocation 5
[PIE CHART]


o  Health Care                    38.3%
   Health Care
   Equipment &
   Supplies                       17.2
   Biotechnology                   9.7
   Pharma-
   ceuticals                       6.9
   Health Care
   Providers &
   Services                        4.5
o  Consumer
   Discretionary                  22.2
o  Information
   Technology                     18.9
o  Financials                     16.6
o  Consumer
   Staples                         3.1
o  Industrials                     0.9


Top Ten Common Stock Holdings 6
-------------------------------------------------------------
SLM Corp.                                                7.2%
-------------------------------------------------------------
Stryker Corp.                                            6.1
-------------------------------------------------------------
Bed Bath & Beyond, Inc.                                  5.9
-------------------------------------------------------------
Kohl's Corp.                                             5.2
-------------------------------------------------------------
Microsoft Corp.                                          5.2
-------------------------------------------------------------
Amgen, Inc.                                              5.0
-------------------------------------------------------------
Dell Computer Corp.                                      4.5
-------------------------------------------------------------
Harley-Davidson, Inc.                                    4.5
-------------------------------------------------------------
Lincare Holdings, Inc.                                   3.8
-------------------------------------------------------------
Forest Laboratories, Inc.                                3.5

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

Top Five Common Stock Industries 6
-------------------------------------------------------------
Health Care Equipment & Supplies                        14.8%
-------------------------------------------------------------
Software                                                10.1
-------------------------------------------------------------
Diversified Financials                                   8.9
-------------------------------------------------------------
Multiline Retail                                         8.7
-------------------------------------------------------------
Biotechnology                                            8.3

5. Portfolio's holdings and allocations are subject to change. Percentages are as of February 28, 2003, and are based on total market value of common stocks.
6. Portfolio's holdings and allocations are subject to change. Percentages are as of February 28, 2003, and are based on net assets.

5 | OPPENHEIMER GROWTH FUND

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 3/15/73. Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 8/17/93. Class B returns include the applicable contingent deferred sales charge of 5% (1-year), and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion, and the ending account value does not reflect the deduction of any sales charges. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 11/1/95. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 6/1/94. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


6 | OPPENHEIMER GROWTH FUND

                                                        Financial Statements
                                                                  Pages 8-24

7 | OPPENHEIMER GROWTH FUND

STATEMENT OF INVESTMENTS  February 28, 2003 / Unaudited

                                                                                     Market Value
                                                        Shares                         See Note 1
-------------------------------------------------------------------------------------------------
 Common Stocks--85.8%
-------------------------------------------------------------------------------------------------
 Consumer Discretionary--19.1%
-------------------------------------------------------------------------------------------------
 Automobiles--4.5%
 Harley-Davidson, Inc.                               1,560,000                  $      61,760,400
-------------------------------------------------------------------------------------------------
 Multiline Retail--8.7%
 Costco Wholesale
 Corp. 1                                             1,550,000                         47,306,000
-------------------------------------------------------------------------------------------------
 Kohl's Corp. 1                                      1,454,500                         71,125,050
                                                                                -----------------
                                                                                      118,431,050

-------------------------------------------------------------------------------------------------
 Specialty Retail--5.9%
 Bed Bath &
 Beyond, Inc. 1                                      2,445,000                         80,782,800
-------------------------------------------------------------------------------------------------
 Consumer Staples--2.7%
-------------------------------------------------------------------------------------------------
 Food & Drug Retailing--2.7%
 Walgreen Co.                                        1,300,000                         36,582,000
-------------------------------------------------------------------------------------------------
 Financials--14.3%
-------------------------------------------------------------------------------------------------
 Diversified Financials--8.9%
 Freddie Mac                                           441,400                         24,122,510
-------------------------------------------------------------------------------------------------
 SLM Corp.                                             900,000                         98,055,000
                                                                                -----------------
                                                                                      122,177,510

-------------------------------------------------------------------------------------------------
 Insurance--5.4%
 AMBAC Financial
 Group, Inc.                                           715,600                         34,957,060
-------------------------------------------------------------------------------------------------
 MBIA, Inc.                                          1,001,600                         38,191,008
                                                                                -----------------
                                                                                       73,148,068

-------------------------------------------------------------------------------------------------
 Health Care--32.8%
-------------------------------------------------------------------------------------------------
 Biotechnology--8.3%
 Amgen, Inc. 1                                       1,250,000                         68,300,000
-------------------------------------------------------------------------------------------------
 Gilead Sciences, Inc. 1                             1,350,000                         45,900,000
                                                                                -----------------
                                                                                      114,200,000

-------------------------------------------------------------------------------------------------
 Health Care Equipment & Supplies--14.8%
 Biomet, Inc.                                        1,037,100                         31,351,533
-------------------------------------------------------------------------------------------------
 Medtronic, Inc.                                       975,000                         43,582,500
-------------------------------------------------------------------------------------------------
 Stryker Corp.                                       1,277,500                         83,293,000
-------------------------------------------------------------------------------------------------
 Varian Medical
 Systems, Inc. 1                                       863,000                         43,624,650
                                                                                -----------------
                                                                                      201,851,683

                                                                                     Market Value
                                                        Shares                         See Note 1
-------------------------------------------------------------------------------------------------
 Health Care Providers & Services--3.8%
 Lincare Holdings, Inc. 1                            1,754,200                  $      52,450,580
-------------------------------------------------------------------------------------------------
 Pharmaceuticals--5.9%
 Forest Laboratories,
 Inc. 1                                                950,000                         47,310,000
-------------------------------------------------------------------------------------------------
 Johnson & Johnson                                     500,000                         26,225,000
-------------------------------------------------------------------------------------------------
 Pfizer, Inc.                                          250,000                          7,455,000
                                                                                -----------------
                                                                                       80,990,000

-------------------------------------------------------------------------------------------------
 Industrials--0.7%
-------------------------------------------------------------------------------------------------
 Commercial Services & Supplies--0.7%
 Concord EFS, Inc. 1                                   910,000                         10,101,000
-------------------------------------------------------------------------------------------------
 Information Technology--16.2%
-------------------------------------------------------------------------------------------------
 Computers & Peripherals--6.1%
 Dell Computer Corp. 1                               2,300,000                         62,008,000
-------------------------------------------------------------------------------------------------
 International Business
 Machines Corp.                                        280,000                         21,826,000
                                                                                -----------------
                                                                                       83,834,000

-------------------------------------------------------------------------------------------------
 Software--10.1%
 Microsoft Corp.                                     3,000,000                         71,100,000
-------------------------------------------------------------------------------------------------
 Oracle Corp. 1                                      2,500,000                         29,900,000
-------------------------------------------------------------------------------------------------
 Symantec Corp. 1                                      900,000                         36,450,000
                                                                                -----------------
                                                                                      137,450,000
                                                                                -----------------
 Total Common Stocks
 (Cost $1,168,709,073)                                                              1,173,759,091

-------------------------------------------------------------------------------------------------
 Other Securities--3.1%
 Nasdaq-100 Unit
 Investment Trust 1
 (Cost $41,417,126)                                  1,700,000                         42,789,000

                                                     Principal
                                                        Amount
-------------------------------------------------------------------------------------------------
 Short-Term Notes--2.9%
 Crown Point Capital Co.,
 1.29%, 3/3/03
 (Cost $39,997,133)                            $    40,000,000                         39,997,133


8 | OPPENHEIMER GROWTH FUND


                                                     Principal                       Market Value
                                                        Amount                         See Note 1
---------------------------------------------------------------------------------------------------
 Joint Repurchase Agreements--8.3%
---------------------------------------------------------------------------------------------------
 Undivided interest of 29.98% in joint repurchase
 agreement (Market Value $378,392,000) with Banc
 One Capital Markets, Inc., 1.31%, dated 2/28/03,
 to be repurchased at $113,462,385 on 3/3/03,
 collateralized by U.S. Treasury Nts., 3%--5.625%,
 8/31/03--5/15/08, with a value of $346,658,393 and
 U.S. Treasury Bonds, 3.625%, 3/31/04, with a
 value of $39,549,064
 (Cost $113,450,000)                         $     113,450,000                   $    113,450,000

                                                                                     Market Value
                                                                                       See Note 1
---------------------------------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $1,363,573,332)                                   100.1%                  $  1,369,995,224
---------------------------------------------------------------------------------------------------
 Liabilities in Excess
 of Other Assets                                          (0.1)                        (1,952,983)
                                             ------------------------------------------------------

 Net Assets                                              100.0%                  $  1,368,042,241
                                             ======================================================


Footnotes to Statement of Investments
1. Non-income producing security.

See accompanying Notes to Financial Statements.

9 | OPPENHEIMER GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 February 28, 2003
--------------------------------------------------------------------------------
 Assets
 Investments, at value (cost $1,363,573,332)--
 see accompanying statement                                      $1,369,995,224
--------------------------------------------------------------------------------
 Cash                                                                   652,729
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                    37,615,470
 Shares of beneficial interest sold                                     863,238
 Interest and dividends                                                 575,524
 Other                                                                   21,601
                                                                 ---------------
 Total assets                                                     1,409,723,786

--------------------------------------------------------------------------------
 Liabilities
 Payables and other liabilities:
 Investments purchased                                               36,934,910
 Shares of beneficial interest redeemed                               2,500,813
 Shareholder reports                                                    807,644
 Distribution and service plan fees                                     526,888
 Trustees' compensation                                                 419,422
 Transfer and shareholder servicing agent fees                          370,127
 Other                                                                  121,741
                                                                 ---------------
 Total liabilities                                                   41,681,545
--------------------------------------------------------------------------------
 Net Assets                                                      $1,368,042,241
                                                                 ===============

--------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                      $       64,384
--------------------------------------------------------------------------------
 Additional paid-in capital                                       2,250,383,147
--------------------------------------------------------------------------------
 Overdistributed net investment income                               (7,257,643)
--------------------------------------------------------------------------------
 Accumulated net realized loss on
 investment transactions                                           (881,569,539)
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments                           6,421,892
                                                                 ---------------
 Net Assets                                                      $1,368,042,241
                                                                 ===============





10  | OPPENHEIMER GROWTH FUND

--------------------------------------------------------------------------------
 Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price per share
 (based on net assets of $990,416,916 and
 45,958,151 shares of beneficial interest outstanding)                   $21.55
 Maximum offering price per share
 (net asset value plus sales charge of
 5.75% of offering price)                                                $22.86
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred sales charge)
 and offering price per share (based on net assets
 of $251,887,306 and 12,454,099 shares of beneficial
 interest outstanding)                                                   $20.23
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred sales charge)
 and offering price per share (based on net assets
 of $64,895,880 and 3,155,970 shares of beneficial
 interest outstanding)                                                   $20.56
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred sales charge)
 and offering price per share (based on net assets
 of $4,814,691 and 222,875 shares of beneficial
 interest outstanding)                                                   $21.60
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering
 price per share (based on net assets of $56,027,448
 and 2,593,065 shares of beneficial interest outstanding)                $21.61



 See accompanying Notes to Financial Statements.




11  | OPPENHEIMER GROWTH FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended February 28, 2003
----------------------------------------------------------------------------------------------------------
 Investment Income
 Dividends                                                                                $   2,500,214
----------------------------------------------------------------------------------------------------------
 Interest                                                                                     1,661,643
                                                                                          ----------------
 Total investment income                                                                      4,161,857

----------------------------------------------------------------------------------------------------------
 Expenses
 Management fees                                                                              4,929,438
----------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                      1,258,843
 Class B                                                                                      1,425,624
 Class C                                                                                        353,179
 Class N                                                                                          8,427
----------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                      1,315,347
 Class B                                                                                        820,967
 Class C                                                                                        171,393
 Class Y                                                                                        151,643
----------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                            883,313
----------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                          46,352
----------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                     27,579
----------------------------------------------------------------------------------------------------------
 Other                                                                                          114,444
                                                                                          ----------------
 Total expenses                                                                              11,506,549
 Less reduction to custodian expenses                                                            (9,014)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A                   (239)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B               (380,459)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C                (61,124)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class Y                (38,904)
                                                                                          ----------------
 Net expenses                                                                                11,016,809

----------------------------------------------------------------------------------------------------------
 Net Investment Loss                                                                         (6,854,952)

----------------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
 Net realized loss on investments                                                          (209,032,190)
----------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                                        40,406,461
                                                                                          ----------------
 Net realized and unrealized loss                                                          (168,625,729)

----------------------------------------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting from Operations                                     $(175,480,681)
                                                                                          ================




 See accompanying Notes to Financial Statements.


12 | OPPENHEIMER GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  Six Months                         Year
                                                                       Ended                        Ended
                                                           February 28, 2003                   August 31,
                                                                 (Unaudited)                         2002
------------------------------------------------------------------------------------------------------------
 Operations
 Net investment loss                                          $   (6,854,952)              $  (14,549,925)
------------------------------------------------------------------------------------------------------------
 Net realized loss                                              (209,032,190)                (315,121,770)
------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)             40,406,461                  (23,465,967)
                                                              ----------------------------------------------
 Net decrease in net assets resulting from operations           (175,480,681)                (353,137,662)

------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders
 Dividends from net investment income:
 Class A                                                                  --                   (7,204,260)
 Class B                                                                  --                           --
 Class C                                                                  --                           --
 Class N                                                                  --                       (7,852)
 Class Y                                                                  --                     (714,194)

------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Net increase (decrease) in net assets resulting
 from beneficial interest transactions:
 Class A                                                         (57,141,361)                (124,336,568)
 Class B                                                         (31,779,835)                 (92,299,250)
 Class C                                                          (1,822,194)                 (10,045,794)
 Class N                                                           2,986,835                    2,370,990
 Class Y                                                          (3,713,528)                  (6,698,416)

------------------------------------------------------------------------------------------------------------
 Net Assets
 Total decrease                                                 (266,950,764)                (592,073,006)
------------------------------------------------------------------------------------------------------------
 Beginning of period                                           1,634,993,005                2,227,066,011
                                                              ----------------------------------------------
 End of period [including overdistributed net investment
 income of $7,257,643 and $402,691, respectively]             $1,368,042,241               $1,634,993,005
                                                              ==============================================



 See accompanying Notes to Financial Statements.


13 | OPPENHEIMER GROWTH FUND

FINANCIAL HIGHLIGHTS

                                                   Six Months                                                         Year
                                                        Ended                                                        Ended
                                            February 28, 2003                                                   August 31,
Class A                                           (Unaudited)         2002        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                 $ 24.19      $ 29.20     $ 62.31     $ 39.77     $ 31.54     $ 40.42
-----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                            (.07)        (.13)        .18        (.02)        .10         .73
 Net realized and unrealized gain (loss)                (2.57)       (4.74)     (30.05)      25.42       11.69       (5.05)
                                                   --------------------------------------------------------------------------
 Total from investment operations                       (2.64)       (4.87)     (29.87)      25.40       11.79       (4.32)
-----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      --         (.14)         --        (.03)       (.48)       (.66)
 Distributions from net realized gain                      --           --       (3.24)      (2.83)      (3.08)      (3.90)
                                                   --------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           --         (.14)      (3.24)      (2.86)      (3.56)      (4.56)
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $21.55       $24.19      $29.20      $62.31      $39.77      $31.54
                                                   ==========================================================================

-----------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                    (10.91)%     (16.77)%    (49.87)%     67.10%      39.39%     (11.62)%

-----------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period
 (in thousands)                                    $  990,417   $1,173,027  $1,553,066  $3,176,435  $1,730,087  $1,356,905
-----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $1,092,267   $1,430,735  $2,149,795  $2,390,125  $1,620,201  $1,640,181
-----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                           (0.72)%      (0.54)%      0.45%      (0.01)%      0.24%       1.90%
 Expenses                                                1.27%        1.31%       1.06%       1.01%       1.05%       1.00% 3
 Expenses, net of voluntary waiver
 of transfer agent fees and/or reduction
 to custodian expenses                                   1.27% 4      1.31%       1.06%       1.01%       1.05%       1.00%
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   37%          60%         92%         49%        106%         34%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Less than 0.01%.

See accompanying Notes to Financial Statements.

14 | OPPENHEIMER GROWTH FUND

                                                Six Months                                                         Year
                                                     Ended                                                        Ended
                                         February 28, 2003                                                   August 31,
 Class B                                       (Unaudited)         2002        2001        2000        1999        1998
---------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period              $ 22.80      $ 27.60     $ 59.55     $ 38.37     $ 30.54     $ 39.34
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                         (.29)        (.54)       (.10)       (.21)       (.20)        .43
 Net realized and unrealized gain (loss)             (2.28)       (4.26)     (28.61)      24.22       11.32       (4.89)
                                                  -------------------------------------------------------------------------
 Total from investment operations                    (2.57)       (4.80)     (28.71)      24.01       11.12       (4.46)
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   --           --          --          --        (.21)       (.44)
 Distributions from net realized gain                   --           --       (3.24)      (2.83)      (3.08)      (3.90)
                                                  -------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        --           --       (3.24)      (2.83)      (3.29)      (4.34)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $20.23       $22.80      $27.60      $59.55      $38.37      $30.54
                                                  =========================================================================

---------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                 (11.27)%     (17.39)%    (50.26)%     65.82%      38.27%     (12.32)%

---------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period
 (in thousands)                                   $251,887     $317,725    $483,298    $996,000    $445,629    $330,442
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $287,195     $415,965    $692,159    $676,485    $410,058    $353,574
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                        (1.55)%      (1.30)%     (0.31)%     (0.78)%     (0.58)%      1.08%
 Expenses                                             2.38%        2.08%       1.83%       1.78%       1.86%       1.81% 3
 Expenses, net of voluntary waiver
 of transfer agent fees and/or reduction
 to custodian expenses                                2.11%        2.08%       1.83%       1.78%       1.86%       1.81%
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                37%          60%         92%         49%        106%         34%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

15 | OPPENHEIMER GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued

                                                Six Months                                                             Year
                                                     Ended                                                            Ended
                                         February 28, 2003                                                       August 31,
 Class C                                       (Unaudited)         2002        2001        2000         1999           1998
------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period              $ 23.18      $ 28.06     $ 60.48     $ 38.92      $ 30.93        $ 39.87
------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                         (.19)        (.43)       (.04)       (.09)        (.20)           .46
 Net realized and unrealized gain (loss)             (2.43)       (4.45)     (29.14)      24.48        11.47          (4.99)
                                                  ----------------------------------------------------------------------------
 Total from investment operations                    (2.62)       (4.88)     (29.18)      24.39        11.27          (4.53)
------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   --           --          --          --         (.21)          (.51)
 Distributions from net realized gain                   --           --       (3.24)      (2.83)       (3.07)         (3.90)
                                                  ----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        --           --       (3.24)      (2.83)       (3.28)         (4.41)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $20.56       $23.18      $28.06      $60.48       $38.92         $30.93
                                                  ============================================================================

------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                 (11.30)%     (17.39)%    (50.26)%     65.87%       38.28%        (12.33)%

------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)          $64,896      $75,229    $102,144    $176,150      $57,970        $44,377
------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $71,164      $93,082    $133,823    $103,076      $53,501        $43,817
------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                        (1.56)%      (1.31)%     (0.32)%     (0.77)%      (0.58)%         1.06%
 Expenses                                             2.29%        2.08%       1.84%       1.78%        1.86%          1.81% 3
 Expenses, net of voluntary waiver
 of transfer agent fees and/or reduction
 to custodian expenses                                2.12%        2.08%       1.84%       1.78%        1.86%          1.81%
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                37%          60%         92%         49%         106%            34%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

16 | OPPENHEIMER GROWTH FUND

                                                              Six Months                                          Year
                                                                   Ended                                         Ended
                                                       February 28, 2003                                    August 31,
 Class N                                                     (Unaudited)                   2002                 2001 1
-------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                             $23.99                 $29.13                 $35.39
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                        .08                   (.13) 2                (.01)
 Net realized and unrealized loss                                  (2.47)                 (4.78) 2               (6.25)
                                                                  -------------------------------------------------------
 Total from investment operations                                  (2.39)                 (4.91)                 (6.26)
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                 --                   (.23)                    --
 Distributions from net realized gain                                 --                     --                     --
                                                                  -------------------------------------------------------
 Total dividends and/or distributions to shareholders                 --                   (.23)                    --
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                   $21.60                 $23.99                 $29.13
                                                                  =======================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                                (9.96)%               (17.00)%               (17.69)%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                         $4,815                 $2,243                   $274
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                $3,413                 $1,623                   $ 70
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income (loss)                                       0.83%                 (0.90)%                (0.33)%
 Expenses                                                           1.30%                  1.57%                  1.40%
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                              37%                    60%                    92%



1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.
2. Per share amounts calculated based on the average shares outstanding during the period.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

17 | OPPENHEIMER GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued


                                                Six Months                                                        Year
                                                     Ended                                                       Ended
                                         February 28, 2003                                                  August 31,
 Class Y                                       (Unaudited)        2002         2001        2000        1999       1998
-------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period              $ 24.24     $ 29.27      $ 62.33     $ 39.76     $ 31.54    $ 40.43
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                         (.06)       (.06)         .28         .16         .18        .87
 Net realized and unrealized gain (loss)             (2.57)      (4.73)      (30.10)      25.37       11.69      (5.09)
                                                   ----------------------------------------------------------------------
 Total from investment operations                    (2.63)      (4.79)      (29.82)      25.53       11.87      (4.22)
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   --        (.24)          --        (.13)       (.58)      (.77)
 Distributions from net realized gain                   --          --        (3.24)      (2.83)      (3.07)     (3.90)
                                                   -------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        --        (.24)       (3.24)      (2.96)      (3.65)     (4.67)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $21.61      $24.24       $29.27      $62.33      $39.76     $31.54
                                                   ======================================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                 (10.85)%    (16.50)%     (49.77)%     67.56%      39.74%    (11.38)%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period
 (in thousands)                                    $56,027     $66,769     $ 88,284    $191,267    $ 93,936   $132,146
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $62,727     $81,127     $124,168    $134,650    $116,615   $135,098
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                        (0.61)%     (0.25)%       0.67%       0.27%       0.65%      2.16%
 Expenses                                             1.29%       1.13%        0.86%       0.73%       0.80%      0.71% 3
 Expenses, net of voluntary waiver of
 transfer agent fees and/or reduction
 to custodian expenses                                1.16%       1.02%        0.86%       0.73%       0.80%      0.71%
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                37%         60%          92%         49%        106%        34%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


18  | OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.




19  | OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of February 28, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $881,418,187. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

 As of August 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:
                              Expiring
                              -----------------------------------------
                              2009                         $ 50,983,636
                              2010                          391,696,099
                                                           ------------
                              Total                        $442,679,735
                                                           ============

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 28, 2003, the Fund's projected benefit obligations were increased by $20,670 and payments of $15,659 were made to retired trustees, resulting in an accumulated liability of $407,768 as of February 28, 2003.



20 | OPPENHEIMER GROWTH FUND

    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is invested by the Fund in the fund(s) selected by the trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the six months ended February 28, 2003 and the year ended August 31, 2002 was as follows:

                                      Six Months Ended         Year Ended
                                     February 28, 2003    August 31, 2002
         ----------------------------------------------------------------
         Distributions paid from:
         Ordinary income                           $--         $7,926,306
         Long-term capital gain                     --                 --
         Return of capital                          --                 --
                                                   ----------------------
         Total                                     $--         $7,926,306
                                                   ======================

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


21  | OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                           Six Months Ended February 28, 2003                   Year Ended August 31, 2002
                                              Shares                   Amount                 Shares                Amount
----------------------------------------------------------------------------------------------------------------------------
 Class A
 Sold                                      3,098,123            $  71,547,455              6,933,882         $ 195,310,273
 Dividends and/or
 distributions reinvested                         --                       --                229,470             6,758,016
 Redeemed                                 (5,629,097)            (128,688,816)           (11,867,029)         (326,404,857)
                                         -----------------------------------------------------------------------------------
 Net decrease                             (2,530,974)           $ (57,141,361)            (4,703,677)        $(124,336,568)
                                         ===================================================================================

----------------------------------------------------------------------------------------------------------------------------
 Class B
 Sold                                      1,250,259            $  27,229,356              2,659,840         $  70,453,666
 Dividends and/or
 distributions reinvested                         --                       --                     --                    --
 Redeemed                                 (2,733,887)             (59,009,191)            (6,235,475)         (162,752,916)
                                         -----------------------------------------------------------------------------------
 Net decrease                             (1,483,628)           $ (31,779,835)            (3,575,635)        $ (92,299,250)
                                         ===================================================================================

----------------------------------------------------------------------------------------------------------------------------
 Class C
 Sold                                        471,508            $  10,445,584              1,099,282         $  29,093,790
 Dividends and/or
 distributions reinvested                         --                       --                     --                    --
 Redeemed                                   (561,294)             (12,267,778)            (1,493,796)          (39,139,584)
                                         -----------------------------------------------------------------------------------
 Net decrease                                (89,786)           $  (1,822,194)              (394,514)        $ (10,045,794)
                                         ===================================================================================

----------------------------------------------------------------------------------------------------------------------------
 Class N
 Sold                                        152,473            $   3,519,753                140,675         $   3,970,419
 Dividends and/or
 distributions reinvested                         --                       --                    268                 7,845
 Redeemed                                    (23,074)                (532,918)               (56,863)           (1,607,274)
                                         -----------------------------------------------------------------------------------
 Net increase                                129,399            $   2,986,835                 84,080         $   2,370,990
                                         ===================================================================================

----------------------------------------------------------------------------------------------------------------------------
 Class Y
 Sold                                        400,205            $   9,235,795                877,421         $  24,490,320
 Dividends and/or
 distributions reinvested                         --                       --                 24,235               713,722
 Redeemed                                   (561,699)             (12,949,323)            (1,162,874)          (31,902,458)
                                         -----------------------------------------------------------------------------------
 Net decrease                               (161,494)           $  (3,713,528)              (261,218)        $  (6,698,416)
                                         ===================================================================================


--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 28, 2003, were $502,286,213 and $471,181,242, respectively.


22 | OPPENHEIMER GROWTH FUND

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, 0.58% of the next $1.0 billion, 0.56% of the next $2.0 billion, and 0.54% of the average annual net assets in excess of $4.5 billion.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                         Aggregate             Class A          Concessions        Concessions      Concessions       Concessions
                         Front-End           Front-End           on Class A         on Class B       on Class C        on Class N
                     Sales Charges       Sales Charges               Shares             Shares           Shares            Shares
 Six Months             on Class A         Retained by          Advanced by        Advanced by      Advanced by       Advanced by
 Ended                      Shares         Distributor        Distributor 1      Distributor 1    Distributor 1     Distributor 1
---------------------------------------------------------------------------------------------------------------------------------
 February 28, 2003        $903,856            $247,974              $71,910           $778,881          $67,206           $28,728

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                                 Class A              Class B                 Class C               Class N
                              Contingent           Contingent              Contingent            Contingent
                                Deferred             Deferred                Deferred              Deferred
                           Sales Charges        Sales Charges           Sales Charges         Sales Charges
                             Retained by          Retained by             Retained by           Retained by
 Six Months Ended            Distributor          Distributor             Distributor           Distributor
-----------------------------------------------------------------------------------------------------------
 February 28, 2003                $8,411             $568,192                 $10,447                 3,271

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended February 28, 2003, payments under the Class A Plan totaled $1,258,843, all



23 | OPPENHEIMER GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued of which were paid by the Distributor to recipients, and included $58,681 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the six months ended February 28, 2003, were as follows:

                                                                                                      Distributor's
                                                                           Distributor's                  Aggregate
                                                                               Aggregate               Unreimbursed
                                                                            Unreimbursed              Expenses as %
                        Total Payments         Amount Retained                  Expenses              of Net Assets
                            Under Plan          by Distributor                Under Plan                   of Class
-------------------------------------------------------------------------------------------------------------------
 Class B Plan               $1,425,624              $1,116,951               $10,717,921                      4.26%
 Class C Plan                  353,179                  76,346                 1,677,745                      2.59
 Class N Plan                    8,427                   7,080                    79,451                      1.65


--------------------------------------------------------------------------------
 5. Bank Borrowings
 The Fund had the ability to borrow from a bank for temporary or emergency purposes provided asset coverage for borrowings exceeded 300%. The Fund and other Oppenheimer funds participated in a $400 million unsecured line of credit with a bank. Under that unsecured line of credit, interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Under that credit facility, the Fund paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum. The credit facility was terminated on November 12, 2002.
    The Fund had no borrowings through November 12, 2002.


24 | OPPENHEIMER GROWTH FUND

OPPENHEIMER GROWTH FUND



--------------------------------------------------------------------------------
 Trustees and Officers     Clayton K. Yeutter, Chairman and Trustee
                           Donald W. Spiro, Vice Chairman and Trustee
                           John V. Murphy, President and Trustee
                           Robert G. Galli, Trustee
                           Phillip A. Griffiths, Trustee
                           Benjamin Lipstein, Trustee
                           Joel W. Motley, Trustee
                           Elizabeth B. Moynihan, Trustee
                           Kenneth A. Randall, Trustee
                           Edward V. Regan, Trustee
                           Russell S. Reynolds, Jr., Trustee
                           Bruce L. Bartlett, Vice President
                           Robert G. Zack, Secretary
                           Brian W. Wixted, Treasurer

--------------------------------------------------------------------------------
 Investment Advisor        OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
 Distributor               OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
 Transfer and Shareholder  OppenheimerFunds Services
 Servicing Agent

--------------------------------------------------------------------------------
 Independent Auditors      KPMG LLP

--------------------------------------------------------------------------------
 Legal Counsel             Mayer Brown Rowe & Maw

                           The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                           (COPYRIGHT)Copyright 2003 OppenheimerFunds, Inc. All rights reserved.

25 | OPPENHEIMER GROWTH FUND

INFORMATION AND SERVICES

[GRAPHIC]
eDocs Direct

Get This Report Online!
You can quickly view, download and print this report at your convenience. It's EASY, FAST, CONVENIENT, and FREE!
With OppenheimerFunds eDocs Direct, you'll receive email notification when shareholder reports, prospectuses or prospectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll cut down on paper mail and help reduce fund expenses!

Sign up for eDocs Direct today
at www.oppenheimerfunds.com

Internet
24-hr access to account information and transactions 1
www.oppenheimerfunds.com
--------------------------------------------------------------------------------
PhoneLink 1 and General Information
24-hr automated information and automated transactions
Representatives also available Mon-Fri 8am-9pm ET
Sat (January-April) 10am-4pm ET
1.800.CALL OPP (1.800.225.5677)
--------------------------------------------------------------------------------
Written Correspondence and Transaction Requests
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

For Overnight Delivery
OppenheimerFunds Services
10200 East Girard Avenue, Building D
Denver, CO 80231
--------------------------------------------------------------------------------
Ticker Symbols


Class A: OPPSX  Class B: OPSBX  Class C: OGRCX  Class N: OGRNX  Class Y: OGRYX


1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.


                                    [LOGO]
                               OppenheimerFunds[R]
                                Distributor, Inc.

RS0270.001.0203 April 29, 2003